Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Total Universal Hospital Services, Inc.	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests
Balance at Dec. 31, 2009	$ 173,991	$ 173,991	$ 248,794	$ (58,165)	$ (16,638)
Increase (Decrease) in Equity
Net (loss) income	(29,111)	(29,111)		(29,111)
Other comprehensive income	1,859	1,859			1,859
Balance at Dec. 31, 2010	146,739	146,739	248,794	(87,276)	(14,779)
Increase (Decrease) in Equity
Net (loss) income	(21,939)	(22,390)		(22,390)		451
Other comprehensive income	2,952	2,952			2,952
Consolidation of Surgical Services (previously Emergent Group)	379					379
Dividend and equity distribution	(34,500)	(34,500)	(34,500)
Cash distributions to non controlling interests	(451)					(451)
Contributions from new members to non controlling interests	7					7
Balance at Dec. 31, 2011	93,187	92,801	214,294	(109,666)	(11,827)	386
Increase (Decrease) in Equity
Net (loss) income	(34,444)	(35,198)		(35,198)		754
Other comprehensive income	2,741	2,741			2,741
Cash distributions to non controlling interests	(796)					(796)
Dividend forfeited	187	187	187
Balance at Dec. 31, 2012	$ 60,875	$ 60,531	$ 214,481	$ (144,864)	$ (9,086)	$ 344